COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year Ending December 31:	$
2014	3,999,182
2015	2,655,233
2016	1,854,330
2017	1,765,696
Thereafter	4,659,064

Total	14,933,505

Schedule of future minimum obligation using market prices under all supply agreements

Year Ending December 31:	$
2014	251,493,929
2015	346,259,757

Total	597,753,686